Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
April 30, 2026
T04-NPRT3-0626
1.9584808.112

Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 30.5%
Diversified Banks – 23.3%
Bank of America Corp.	1,796,655	$96,049,177
Citigroup, Inc.	469,188	60,046,680
Fifth Third Bancorp	237,262	12,043,419
First Citizens BancShares, Inc. Class A	2,229	4,421,935
JPMorgan Chase & Co.	714,300	223,740,189
KeyCorp	244,375	5,403,131
PNC Financial Services Group, Inc.	102,111	22,770,753
U.S. Bancorp	408,189	23,127,989
Wells Fargo & Co.	823,178	67,689,927
		515,293,200
Regional Banks – 7.2%
1st Source Corp.	4,513	331,841
Amalgamated Financial Corp.	4,844	198,023
Amerant Bancorp, Inc.	9,702	222,855
Ameris Bancorp	17,307	1,475,422
Associated Banc-Corp.	45,794	1,289,559
Atlantic Union Bankshares Corp.	37,786	1,422,643
Axos Financial, Inc. (a)	14,732	1,420,754
Banc of California, Inc.	34,088	638,468
BancFirst Corp.	5,294	590,863
Bancorp, Inc. (a)	11,480	686,848
Bank First Corp.	2,376	345,257
Bank of Hawaii Corp.	10,624	844,714
Bank OZK	28,353	1,365,480
BankUnited, Inc.	20,304	943,730
Banner Corp.	9,363	626,478
Beacon Financial Corp.	23,153	660,555
BOK Financial Corp.	5,615	751,231
Burke & Herbert Financial Services Corp.	3,786	243,478
Business First Bancshares, Inc.	8,160	223,421
Byline Bancorp, Inc.	7,858	252,635
Camden National Corp.	4,950	238,442
Capital City Bank Group, Inc.	3,085	142,434
Capitol Federal Financial, Inc.	30,426	233,672
Cathay General Bancorp	18,215	1,020,586
Central Pacific Financial Corp.	6,637	220,879
Citizens Financial Group, Inc.	114,311	7,435,931
City Holding Co.	3,484	428,393
Coastal Financial Corp. (a)	3,527	266,712
Columbia Banking System, Inc.	79,127	2,342,159
Columbia Financial, Inc. (a)	7,379	141,898
Commerce Bancshares, Inc.	34,082	1,773,286
Community Financial System, Inc.	13,898	880,577
Community Trust Bancorp, Inc.	4,078	264,785
ConnectOne Bancorp, Inc.	12,425	363,059
Cullen/Frost Bankers, Inc.	15,715	2,277,575
Customers Bancorp, Inc. (a)	9,088	693,142
CVB Financial Corp.	44,994	916,528

	Shares	Value

Dime Community Bancshares, Inc.	11,525	$413,632
Eagle Bancorp, Inc.	7,727	199,743
East West Bancorp, Inc.	36,004	4,553,426
Eastern Bankshares, Inc.	56,686	1,146,758
Enterprise Financial Services Corp.	9,959	575,829
Equity Bancshares, Inc. Class A	3,795	172,065
Esquire Financial Holdings, Inc.	1,561	164,092
Farmers National Banc Corp.	14,072	197,993
FB Financial Corp.	11,367	614,614
First BanCorp	42,840	1,040,155
First Bancorp/Southern Pines NC	10,768	621,744
First Busey Corp.	23,974	628,119
First Commonwealth Financial Corp.	26,988	496,849
First Community Bankshares, Inc.	3,788	161,445
First Financial Bancorp	27,700	838,756
First Financial Bankshares, Inc.	30,844	995,336
First Financial Corp.	3,296	216,448
First Hawaiian, Inc.	34,237	933,985
First Horizon Corp.	130,087	3,246,972
First Interstate BancSystem, Inc. Class A	23,875	847,324
First Merchants Corp.	17,022	688,370
First Mid Bancshares, Inc.	5,640	237,388
Firstsun Capital Bancorp (a)	6,870	242,923
Five Star Bancorp	4,240	171,508
Flagstar Bank NA	81,049	1,132,255
FNB Corp.	95,091	1,697,374
Fulton Financial Corp.	49,136	1,060,846
German American Bancorp, Inc.	8,994	387,372
Glacier Bancorp, Inc.	34,389	1,686,780
Great Southern Bancorp, Inc.	2,197	149,879
Hancock Whitney Corp.	22,527	1,520,798
Hanmi Financial Corp.	8,362	250,107
HBT Financial, Inc.	2,824	78,394
Heritage Financial Corp.	8,805	242,314
Hilltop Holdings, Inc.	12,030	453,170
Home BancShares, Inc.	46,690	1,254,560
Hope Bancorp, Inc.	33,769	420,424
Horizon Bancorp, Inc.	14,375	260,188
Huntington Bancshares, Inc.	531,426	8,906,700
Independent Bank Corp.	13,878	1,082,345
Independent Bank Corp.	5,175	171,862
International Bancshares Corp.	14,201	1,018,780
Lakeland Financial Corp.	6,657	402,882
Live Oak Bancshares, Inc.	9,844	370,134
M&T Bank Corp.	40,432	8,839,648
Mercantile Bank Corp.	4,434	227,509
Metrocity Bankshares, Inc.	4,245	135,798
Metropolitan Bank Holding Corp.	3,022	266,994
National Bank Holdings Corp. Class A	9,664	412,653

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
NB Bancorp, Inc.	8,504	$166,934
NBT Bancorp, Inc.	13,092	571,989
Nicolet Bankshares, Inc.	5,292	775,172
Northeast Bank	1,961	243,850
Northwest Bancshares, Inc.	39,150	541,445
OceanFirst Financial Corp.	14,378	274,188
OFG Bancorp	11,459	526,656
Old National Bancorp	92,183	2,209,627
Old Second Bancorp, Inc.	12,653	260,778
Origin Bancorp, Inc.	7,928	371,189
Orrstown Financial Services, Inc.	4,366	160,407
Park National Corp.	4,150	714,588
Pathward Financial, Inc.	5,916	513,745
Peapack-Gladstone Financial Corp.	3,752	156,646
Peoples Bancorp, Inc.	10,541	362,610
Pinnacle Financial Partners, Inc.	39,628	3,920,794
Popular, Inc.	17,475	2,627,017
Preferred Bank	1,871	177,240
Prosperity Bancshares, Inc.	24,809	1,727,947
Provident Financial Services, Inc.	29,627	671,940
QCR Holdings, Inc.	4,298	388,625
Regions Financial Corp.	232,353	6,633,678
Renasant Corp.	26,048	1,039,055
Republic Bancorp, Inc. Class A	2,101	159,109
S&T Bancorp, Inc.	10,431	460,320
Seacoast Banking Corp. of Florida	25,825	812,713
ServisFirst Bancshares, Inc.	13,744	1,094,297
Simmons First National Corp. Class A	35,565	756,112
South Plains Financial, Inc.	2,869	117,859
Southern Missouri Bancorp, Inc.	2,130	145,351
Southside Bancshares, Inc.	7,600	251,028
Southstate Bank Corp.	26,255	2,564,326
Stellar Bancorp, Inc.	12,370	464,617
Stock Yards Bancorp, Inc.	6,978	504,719
Texas Capital Bancshares, Inc. (a)	11,732	1,181,412
TFS Financial Corp.	13,506	203,130
Tompkins Financial Corp.	3,406	287,024
Towne Bank	22,906	814,537
TriCo Bancshares	8,024	403,366
Triumph Financial, Inc. (a)	6,070	410,818
Truist Financial Corp.	334,879	17,246,268
TrustCo Bank Corp.	4,647	221,197
Trustmark Corp.	14,570	646,471
UMB Financial Corp.	19,853	2,504,853
United Bankshares, Inc.	37,343	1,635,997
United Community Banks, Inc.	33,271	1,108,922
Univest Financial Corp.	7,460	283,405
Valley National Bancorp	135,104	1,833,361
WaFd, Inc.	20,746	734,408

		Shares	Value

Washington Trust Bancorp, Inc.		4,666	$146,652
Webster Financial Corp.		42,541	3,078,267
WesBanco, Inc.		25,313	870,261
Westamerica BanCorp		6,032	330,674
Western Alliance Bancorp		27,613	2,251,564
Wintrust Financial Corp.		17,543	2,641,450
WSFS Financial Corp.		14,824	1,066,883
Zions Bancorp NA		39,406	2,499,129
			160,776,173
TOTAL BANKS	676,069,373
CAPITAL MARKETS – 25.5%
Asset Management & Custody Banks – 8.0%
Acadian Asset Management, Inc.		7,277	490,106
Affiliated Managers Group, Inc.		7,442	2,192,934
Ameriprise Financial, Inc.		24,389	11,579,653
ARES Management Corp. Class A		57,000	6,691,800
Artisan Partners Asset Management, Inc. Class A		18,945	709,301
Bank of New York Mellon Corp.		180,142	24,205,680
Blackrock, Inc.		38,626	41,159,866
Blackstone, Inc.		193,697	24,324,469
Blue Owl Capital, Inc.		165,146	1,610,173
Carlyle Group, Inc.		61,896	3,099,133
Cohen & Steers, Inc.		7,441	523,028
DigitalBridge Group, Inc.		48,544	755,345
Federated Hermes, Inc.		19,137	1,111,668
Franklin Resources, Inc.		77,226	2,314,463
Galaxy Digital, Inc. Class A (a)		50,050	1,373,372
Hamilton Lane, Inc. Class A		10,985	1,010,510
Invesco Ltd.		94,673	2,481,379
Janus Henderson Group PLC		32,567	1,680,783
KKR & Co., Inc.		163,706	17,081,084
Northern Trust Corp.		49,637	8,256,619
Ridgepost Capital, Inc. Class A		14,323	113,581
SEI Investments Co.		26,770	2,427,504
State Street Corp.		73,459	11,227,474
StepStone Group, Inc. Class A		19,100	1,010,390
T. Rowe Price Group, Inc.		57,341	5,899,242
TPG, Inc.		37,126	1,619,436
Victory Capital Holdings, Inc. Class A		11,262	884,180
Virtus Investment Partners, Inc.		1,854	269,850
WisdomTree, Inc.		32,954	560,218
			176,663,241
Financial Exchanges & Data – 7.0%
Cboe Global Markets, Inc.		27,322	8,199,059
CME Group, Inc.		94,447	27,183,736
Coinbase Global, Inc. Class A (a)		57,052	10,712,654
Donnelley Financial Solutions, Inc. (a)		6,556	329,767
FactSet Research Systems, Inc.		9,694	2,206,160

3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
CAPITAL MARKETS – continued
Financial Exchanges & Data – continued
Intercontinental Exchange, Inc.		149,308	$23,604,102
MarketAxess Holdings, Inc.		9,821	1,543,763
Miami International Holdings, Inc. (a)		4,723	219,572
Moody's Corp.		42,038	19,415,250
Morningstar, Inc.		6,519	1,099,820
MSCI, Inc.		19,660	11,627,121
Nasdaq, Inc.		119,549	10,987,749
S&P Global, Inc.		81,231	35,029,244
Tradeweb Markets, Inc. Class A		30,328	3,434,646
			155,592,643
Investment Banking & Brokerage – 10.5%
BGC Group, Inc. Class A		93,054	1,044,996
Charles Schwab Corp.		442,336	40,535,671
Evercore, Inc. Class A		10,190	3,273,945
Freedom Holding Corp. (a)		4,771	714,839
Goldman Sachs Group, Inc.		78,669	72,672,062
Houlihan Lokey, Inc.		14,317	2,215,556
Interactive Brokers Group, Inc. Class A		116,697	9,277,411
Jefferies Financial Group, Inc.		41,165	1,984,976
Lazard, Inc.		25,422	1,232,967
LPL Financial Holdings, Inc.		20,991	7,013,723
Moelis & Co. Class A		15,775	1,027,268
Morgan Stanley		311,364	59,342,865
Perella Weinberg Partners		18,404	418,507
Piper Sandler Cos.		18,928	1,650,522
PJT Partners, Inc. Class A		6,127	935,838
Raymond James Financial, Inc.		49,158	7,782,695
Robinhood Markets, Inc. Class A (a)		196,900	14,352,041
Stifel Financial Corp.		40,617	3,201,026
StoneX Group, Inc. (a)		17,310	1,835,379
Virtu Financial, Inc. Class A		20,824	1,034,120
			231,546,407
TOTAL CAPITAL MARKETS	563,802,291
CONSUMER FINANCE – 4.8%
Consumer Finance – 4.8%
Ally Financial, Inc.		72,938	3,237,718
American Express Co.		144,453	46,665,542
Atlanticus Holdings Corp. (a)		1,453	115,383
Bread Financial Holdings, Inc.		2,486	210,763
Capital One Financial Corp.		166,948	31,937,152
Credit Acceptance Corp. (a)		1,481	747,772
Dave, Inc. (a)		2,902	789,315
Encore Capital Group, Inc. (a)		5,982	495,130
Enova International, Inc. (a)		6,695	1,134,200
EZCORP, Inc. Class A (a)		15,408	505,074
FirstCash Holdings, Inc.		10,313	2,250,503
Jefferson Capital, Inc.		5,183	107,495

		Shares	Value

LendingClub Corp. (a)		31,604	$539,480
LendingTree, Inc. (a)		2,966	147,084
Navient Corp.		14,869	137,390
Nelnet, Inc. Class A		3,580	507,286
NerdWallet, Inc. Class A (a)		10,264	111,262
OneMain Holdings, Inc.		31,496	1,851,020
PRA Group, Inc. (a)		9,822	214,021
PROG Holdings, Inc.		10,997	394,023
SLM Corp.		50,327	1,161,547
SoFi Technologies, Inc. (a)		331,481	5,336,844
Synchrony Financial		95,077	7,244,867
Upstart Holdings, Inc. (a)		23,558	743,962
World Acceptance Corp. (a)		977	143,775
TOTAL CONSUMER FINANCE	106,728,608
FINANCIAL SERVICES – 24.0%
Commercial & Residential Mortgage Finance – 0.5%
Better Home & Finance Holding Co. (a)		1,756	72,224
Enact Holdings, Inc.		8,374	357,821
Essent Group Ltd.		24,990	1,512,395
Federal Agricultural Mortgage Corp. Class C		2,572	447,014
Merchants Bancorp		5,552	258,390
MGIC Investment Corp.		57,667	1,527,022
NMI Holdings, Inc. (a)		20,147	779,890
PennyMac Financial Services, Inc.		8,059	727,647
Radian Group, Inc.		35,224	1,262,076
Rocket Cos., Inc. Class A (a)		242,468	3,544,882
UWM Holdings Corp.		53,707	190,123
Walker & Dunlop, Inc.		8,618	433,916
			11,113,400
Diversified Financial Services – 1.0%
Apollo Global Management, Inc.		114,045	14,679,872
Corebridge Financial, Inc.		17,772	489,441
Equitable Holdings, Inc.		75,779	3,197,874
Jackson Financial, Inc. Class A		16,106	1,864,592
Voya Financial, Inc.		25,871	2,120,387
			22,352,166
Multi-Sector Holdings – 7.8%
Berkshire Hathaway, Inc. Class B (a)		360,958	170,949,709
Cannae Holdings, Inc.		13,388	180,872
			171,130,581
Specialized Finance – 0.1%
Burford Capital Ltd.		52,309	257,360
HA Sustainable Infrastructure Capital, Inc.		33,130	1,389,804
			1,647,164
Transaction & Payment Processing Services – 14.6%
Affirm Holdings, Inc. (a)		72,215	4,641,980
Block, Inc. (a)		144,037	10,156,049
Cantaloupe, Inc. (a)		17,012	185,771

Quarterly Report	4

Common Stocks – continued
		Shares	Value
FINANCIAL SERVICES – continued
Transaction & Payment Processing Services – continued
Corpay, Inc. (a)		17,501	$5,363,532
Euronet Worldwide, Inc. (a)		11,209	811,307
EVERTEC, Inc.		17,264	509,806
Fidelity National Information Services, Inc.		137,128	6,380,566
Fiserv, Inc. (a)		141,076	8,838,411
Flywire Corp. (a)		29,210	394,627
Global Payments, Inc.		62,942	4,529,306
Jack Henry & Associates, Inc.		19,197	2,951,539
Marqeta, Inc. Class A (a)		99,287	430,906
Mastercard, Inc. Class A		222,082	111,689,479
NCR Atleos Corp. (a)		19,847	880,810
Paymentus Holdings, Inc. Class A (a)		13,487	378,310
Payoneer Global, Inc. (a)		80,507	400,925
PayPal Holdings, Inc.		232,996	11,682,419
Remitly Global, Inc. (a)		47,308	1,035,572
Sezzle, Inc. (a)		4,953	394,259
Shift4 Payments, Inc. Class A (a)		16,637	736,686
Toast, Inc. Class A (a)		121,678	3,470,257
Visa, Inc. Class A		442,189	145,851,620
Western Union Co.		76,039	691,195
WEX, Inc. (a)		8,751	1,315,538
			323,720,870
TOTAL FINANCIAL SERVICES	529,964,181
INSURANCE – 14.2%
Insurance Brokers – 2.9%
Abacus Global Management, Inc.		10,343	98,258
Accelerant Holdings Class A (a)		10,402	135,330
Aon PLC Class A		53,384	16,637,124
Arthur J Gallagher & Co.		67,160	13,861,824
Baldwin Insurance Group, Inc. (a)		19,023	432,203
Brown & Brown, Inc.		75,568	4,545,415
Goosehead Insurance, Inc. Class A (a)		6,381	285,805
Hagerty, Inc. Class A (a)		11,235	114,148
Hippo Holdings, Inc. (a)		4,110	108,216
Marsh & McLennan Cos., Inc.		128,283	21,514,342
Ryan Specialty Holdings, Inc.		27,875	969,214
Willis Towers Watson PLC		25,042	6,415,760
			65,117,639
Life & Health Insurance – 2.6%
Aflac, Inc.		131,789	14,980,456
Brighthouse Financial, Inc. (a)		15,395	958,493
CNO Financial Group, Inc.		26,432	1,174,902
F&G Annuities & Life, Inc.		10,716	306,906
Genworth Financial, Inc. (a)		109,892	965,951
Globe Life, Inc.		21,354	3,294,922
Lincoln National Corp.		40,682	1,538,187

	Shares	Value

MetLife, Inc.	146,398	$11,726,480
Oscar Health, Inc. Class A (a)	52,605	971,088
Primerica, Inc.	8,621	2,424,829
Principal Financial Group, Inc.	57,985	5,851,266
Prudential Financial, Inc.	91,255	8,953,028
Unum Group	41,845	3,363,501
		56,510,009
Multi-line Insurance – 0.0%
Horace Mann Educators Corp.	11,408	518,379
Property & Casualty Insurance – 8.2%
Allstate Corp.	68,715	14,929,021
American Financial Group, Inc.	17,563	2,340,621
American International Group, Inc.	141,545	10,587,566
AMERISAFE, Inc.	4,853	147,046
Arch Capital Group Ltd. (a)	95,055	8,978,895
Assurant, Inc.	13,242	3,128,687
Assured Guaranty Ltd.	11,780	964,782
Axis Capital Holdings Ltd.	20,741	2,082,604
Bowhead Specialty Holdings, Inc. (a)	5,177	123,109
Chubb Ltd.	97,928	32,022,456
Cincinnati Financial Corp.	40,924	6,695,166
Donegal Group, Inc. Class A	5,652	95,067
Employers Holdings, Inc.	5,415	228,080
Erie Indemnity Co. Class A	6,691	1,464,861
Fidelity National Financial, Inc.	68,432	3,578,994
First American Financial Corp.	27,051	1,897,087
Hamilton Insurance Group Ltd. Class B	12,442	407,724
Hanover Insurance Group, Inc.	9,618	1,805,202
Hartford Insurance Group, Inc.	73,691	10,081,666
HCI Group, Inc.	3,039	466,699
Heritage Insurance Holdings, Inc. (a)	6,768	198,438
Kemper Corp.	15,039	506,664
Kinsale Capital Group, Inc.	5,800	1,876,938
Lemonade, Inc. (a)	16,480	933,427
Loews Corp.	46,858	5,276,679
Markel Group, Inc. (a)	3,304	5,856,241
Mercury General Corp.	7,428	722,819
Neptune Insurance Holdings, Inc. Class A (a)	6,007	150,956
Old Republic International Corp.	62,510	2,497,274
Palomar Holdings, Inc. (a)	6,893	829,779
ProAssurance Corp. (a)	12,934	319,470
Progressive Corp.	153,732	30,943,177
RLI Corp.	21,727	1,124,807
Root, Inc. Class A (a)	2,882	157,011
Safety Insurance Group, Inc.	4,442	333,861
Selective Insurance Group, Inc.	16,026	1,345,383
Skyward Specialty Insurance Group, Inc. (a)	9,446	429,321

5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Slide Insurance Holdings, Inc. (a)		6,536	$121,896
Stewart Information Services Corp.		8,248	577,277
Tiptree, Inc.		6,245	107,664
Travelers Cos., Inc.		58,548	17,865,337
Trupanion, Inc. (a)		8,506	204,059
United Fire Group, Inc.		6,396	257,887
Universal Insurance Holdings, Inc.		7,317	289,973
W.R. Berkley Corp.		64,532	4,312,673
White Mountains Insurance Group Ltd.		665	1,484,273
			180,748,617
Reinsurance – 0.5%
Everest Group Ltd.		11,108	3,962,890
Reinsurance Group of America, Inc.		17,369	3,672,849
RenaissanceRe Holdings Ltd.		12,128	3,722,932
SiriusPoint Ltd. (a)		20,450	478,734
			11,837,405
TOTAL INSURANCE	314,732,049
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.7%
Mortgage REITs – 0.7%
Adamas Trust, Inc.		24,813	222,821
AGNC Investment Corp.		277,619	3,059,361
Annaly Capital Management, Inc.		177,185	4,057,536
Apollo Commercial Real Estate Finance, Inc.		34,930	382,134
Arbor Realty Trust, Inc.		42,371	334,731
ARMOUR Residential REIT, Inc.		29,464	516,799
Blackstone Mortgage Trust, Inc. Class A		42,682	810,531
BrightSpire Capital, Inc.		41,045	238,061
Chimera Investment Corp.		21,559	296,436
Dynex Capital, Inc.		34,851	474,671
Ellington Financial, Inc.		25,342	335,781
Franklin BSP Realty Trust, Inc.		21,601	196,569

		Shares	Value

KKR Real Estate Finance Trust, Inc.		14,044	$86,090
Ladder Capital Corp.		32,363	332,692
MFA Financial, Inc.		27,671	283,628
Orchid Island Capital, Inc.		47,459	333,637
PennyMac Mortgage Investment Trust		19,937	242,833
Redwood Trust, Inc.		36,499	202,934
Rithm Capital Corp.		149,452	1,461,641
Starwood Property Trust, Inc.		91,865	1,686,641
TPG RE Finance Trust, Inc.		23,538	199,131
Two Harbors Investment Corp.		27,267	315,479
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)	16,070,137
TOTAL COMMON STOCKS (Cost $1,543,059,406)			2,207,366,639
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.54% (b) (Cost $5,539,000)		5,539,000	5,539,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,548,598,406)	2,212,905,639
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,365,666
NET ASSETS – 100.0%	$2,214,271,305

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $294,229 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	27	June 2026	4,358,475	$ 156,956	$ 156,956
CME E-mini Russell 2000 Index Contracts (United States)	3	June 2026	421,170	21,782	21,782
Total Equity Index Contracts					$178,738
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
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Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8